Other information about investments - Additional (Details) - EUR (€) € in Millions					1 Months Ended	12 Months Ended		13 Months Ended
	Nov. 04, 2025	Apr. 11, 2025	Mar. 31, 2025	Mar. 06, 2025	Mar. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Mar. 31, 2025	Dec. 31, 2023
Disclosure of detailed information about investments
Non-controlling interest						€ 4,847	€ 2,863
Change in non‐controlling interest						5,072	588
Consideration						€ 234	2,060		€ 1,432
Enilive Group
Disclosure of detailed information about investments
Proportion of ownership interest in subsidiary (as a percent)						70.00%
Non-controlling interest						€ 860
Percentage of ownership interest divested		5.00%		25.00%
Proceeds from non‐controlling interest		€ 601		€ 2,968
Non controlling interest (%) (as a percent)						30.00%
Change in non‐controlling interest				€ 500
Eni Marine Services SpA
Disclosure of detailed information about investments
Non-controlling interest						€ 1,701	1,924
EniPower Group
Disclosure of detailed information about investments
Proportion of ownership interest in subsidiary (as a percent)						51.00%
Non-controlling interest						€ 457	€ 446
Non controlling interest (%) (as a percent)						49.00%	49.00%
Eni Plenitude Group
Disclosure of detailed information about investments
Proportion of ownership interest in subsidiary (as a percent)						70.00%
Non-controlling interest						€ 1,816	€ 491
Percentage of ownership interest divested	20.00%		10.00%
Non controlling interest (%) (as a percent)						30.00%	7.58%
Change in non‐controlling interest	€ 2,003		€ 209		€ 588			€ 800